Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
10. Stock-Based Compensation
Stock-based compensation is included under the following expense categories presented in the consolidated statements of operations (in thousands):

	Year ended December 31,
	2025	2024

Research and development	$3,551	$3,073
General and administrative	2,322	1,352

Total	$5,873	$4,425

Stock-based compensation is comprised of the following components, as further described below (in thousands):

	Year ended December 31,
	2025	2024

Common stock options issued by the Company	$5,873	$1,355
Performance-based milestone awards	—	1,125
Equity awards issued by BridgeBio Pharma	—	1,006
Amounts recognized under the carve-out methodology	—	939

Total	$5,873	$4,425

Common Stock Options Issued and Other Equity-Based Awards Issued by the Company
2016 Equity Incentive Plan
In January 2017, the Company adopted the 2016 Equity Incentive Plan (“2016 Plan”). The 2016 Plan provides for the grant of stock-based incentive awards, including common stock options and other forms of stock-based compensation. Any cancelled or forfeited awards under the 2016 Plan become available for future issuances. As of December 31, 2025, no shares were reserved for future issuance under the 2016 Plan.
2025 Stock Option and Incentive Plan
In August 2025, the Company adopted the 2025 Stock Option and Incentive Plan (“2025 Plan”). The 2025 Plan provides for the grant of equity and equity-based incentive awards, such as stock options and other forms of stock-based compensation, to officers, employees, directors, and consultants. Any cancelled or forfeited awards under the 2025 Plan become available for future issuances. As of December 31, 2025, 459,417 shares were available for future grants under the 2025 Plan.
2025 Employee Stock Purchase Plan
In August 2025, the Company adopted the 2025 Employee Stock Purchase Plan (“ESPP”). Under the ESPP, eligible employees may purchase shares of the Company’s common stock through payroll deductions at a price equal to 85% of the fair market value of the common stock on the offering date or the exercise date, whichever is less. As of December 31, 2025, 895,607 shares were available for future grants under the ESPP, and no offering periods had started.

2025 Inducement Plan
In October 2025, the Company adopted the 2025 Inducement Plan (“2025 Inducement Plan”) to be used for grants of equity-based awards to individuals who were not previously its employees or directors as an inducement for entry into employment. Any cancelled or forfeited awards under the 2025 Inducement Plan become available for future issuances. As of December 31, 2025, 1,046,940 shares were available for future grants under the Inducement Plan.
Outstanding Common Stock Options
The Company had the following common stock options outstanding:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding as of December 31, 2024	3,641,671	$4.24	9.5	$3,437
Granted	5,751,509	9.90
Exercised	(10,338)	4.39
Forfeited and cancelled	(347,344)	5.54

Outstanding as of December 31, 2025	9,035,498	$7.79	9.0	$42,771

Exercisable as of December 31, 2025	1,680,981	$5.25	8.0	$12,228

The aggregate intrinsic value in the above table is calculated as the difference between the estimated fair value of the Company’s common stock and the exercise price of the underlying stock options as of each reporting date.
As of December 31, 2025, a total of 1,730,153 common stock options included provisions for accelerated vesting in connection with a qualified change in control of the Company. These instruments included 1,507,214 options, with vesting if the grantee is terminated without cause, as defined in the 2016 Plan, or for good reason, as defined in the grant terms, within 12 months following such a transaction. The remaining 222,939 options vest immediately upon the occurrence of a qualified change in control, excluding events such as an initial public offering or other bona fide financing transactions. The closing of the de-SPAC
Transaction described in Note 1 did not constitute a qualified change in control event under these definitions.
The weighted-average grant-date fair value of common stock options granted during the year ended December 31, 2025 was $6.70 per share. The weighted-average grant-date fair value of common stock options vested and forfeited during the year ended December 31, 2025 was $3.38 per share and $3.69 per share, respectively. As of December 31, 2025, there was $41.2 million of unrecognized stock-based compensation related to unvested common stock options, which is expected to be recognized over a weighted-average period of 3.3 years.
The weighted-average grant-date fair value of common stock options granted during the year ended December 31, 2024 was $2.81 per share. The weighted-average grant-date fair value of common stock options vested and forfeited during the year ended December 31, 2024 was, in each case, $2.70 per share.

The fair value of stock options granted during the years ended December 31, 2025 and 2024 was estimated at the grant date using the Black-Scholes option pricing model based on the following assumptions:

Year ended December 31,
	2025	2024

Expected term, years	5.66 -6.08	6.02 -6.08
Expected volatility	71.3% -74.1%	70.2%- 70.9%
Expected dividends	—	—
Risk-free interest rate	3.7% - 3.8%	3.6% - 4.5%
Performance-Based Milestone Awards of the Company
In May 2024, the Company granted a performance award of $1.1 million to an executive. This award could be settled in the form of cash or equity at the Company’s sole discretion, and the associated amount is classified as stock-based compensation within research and development expenses. The underlying milestone was achieved, and this award was settled in cash during the year ended December 31, 2024. No performance milestone awards that may be settled in the Company’s shares or related liabilities were outstanding during the year ended December 31, 2025.
Equity Awards Issued by BridgeBio Pharma
Prior to April 30, 2024, the Company operated as part of BridgeBio Pharma, and certain non-employees
received restricted stock units of BridgeBio Pharma as compensation for research and development services related to the Company’s operations. The Company recognized the grant date fair value of these awards as expenses over the applicable vesting term, with a corresponding credit to related party liability. The Company subsequently reimbursed BridgeBio Pharma for these charges through the conversion of these amounts into shares of Series A redeemable convertible preferred stock.
Amounts Recognized under the
Carve-Out
Methodology
The amounts recognized under the
carve-out
methodology represent allocated stock-based compensation for certain management and administrative services provided by BridgeBio Pharma (Note 13).